Income Taxes - Schedule of (Provision) Benefit for Income Taxes (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal expense	$ (2,175)		$ (3,934)	$ (3,257)	$ (9,120)
State expense	(486)		(1,416)	(1,130)	(1,833)
Total current	(2,661)		(5,350)	(4,387)	(10,953)
Deferred
Federal expense	(404)		19,777	(18,278)	(9,097)
State expense	(87)		(4,167)	(2,625)	(1,296)
Total deferred	(491)		15,610	(20,903)	(10,393)
Total (provision) benefit for income taxes	$ (3,152)	$ (2,959)	$ 10,260	$ (25,290)	$ (21,346)